Average Annual Total Returns	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.1 Class I Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 S&P 500® Index Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class A After Taxes on Distributions and Sales Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class C Ten Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I One Year	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Five Years	Prospectus #1 Eaton Vance Tax-Managed Growth Fund 1.2 Class I Ten Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index One Year	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Five Years	Prospectus #2 Eaton Vance Stock Fund S&P 500® Index Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A One Year	Prospectus #2 Eaton Vance Stock Fund Class A Five Years	Prospectus #2 Eaton Vance Stock Fund Class A Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions Ten Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales One Year	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Five Years	Prospectus #2 Eaton Vance Stock Fund Class A After Taxes on Distributions and Sales Ten Years	Prospectus #2 Eaton Vance Stock Fund Class C One Year	Prospectus #2 Eaton Vance Stock Fund Class C Five Years	Prospectus #2 Eaton Vance Stock Fund Class C Ten Years	Prospectus #2 Eaton Vance Stock Fund Class I One Year	Prospectus #2 Eaton Vance Stock Fund Class I Five Years	Prospectus #2 Eaton Vance Stock Fund Class I Ten Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return One Year	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Five Years	Prospectus #3 Parametric Commodity Strategy Fund Bloomberg Commodity Index Total Return Life of Fund	Prospectus #3 Parametric Commodity Strategy Fund Investor Class One Year	Prospectus #3 Parametric Commodity Strategy Fund Investor Class Five Years	Prospectus #3 Parametric Commodity Strategy Fund Investor Class Life of Fund	Prospectus #3 Parametric Commodity Strategy Fund Investor Class Inception Date	Prospectus #3 Parametric Commodity Strategy Fund Investor Class After Taxes on Distributions One Year	Prospectus #3 Parametric Commodity Strategy Fund Investor Class After Taxes on Distributions Five Years	Prospectus #3 Parametric Commodity Strategy Fund Investor Class After Taxes on Distributions Life of Fund	Prospectus #3 Parametric Commodity Strategy Fund Investor Class After Taxes on Distributions and Sales One Year	Prospectus #3 Parametric Commodity Strategy Fund Investor Class After Taxes on Distributions and Sales Five Years	Prospectus #3 Parametric Commodity Strategy Fund Investor Class After Taxes on Distributions and Sales Life of Fund	Prospectus #3 Parametric Commodity Strategy Fund Institutional Class One Year	Prospectus #3 Parametric Commodity Strategy Fund Institutional Class Five Years	Prospectus #3 Parametric Commodity Strategy Fund Institutional Class Life of Fund	Prospectus #3 Parametric Commodity Strategy Fund Institutional Class Inception Date
Total	18.40%	15.20%	13.87%	15.98%	13.55%	12.69%	15.83%	13.34%	12.45%	9.61%	11.27%	10.90%	21.11%	14.04%	12.50%	23.31%	15.18%	13.63%	18.40%	15.20%	13.87%	15.80%	13.37%	12.51%	15.68%	13.20%	12.31%	9.46%	11.12%	10.75%	20.94%	13.88%	12.33%	23.13%	15.01%	13.45%	18.40%	15.20%	13.87%	11.40%	12.63%	12.29%	10.93%	11.23%	10.48%	7.17%	10.01%	9.72%	16.36%	13.11%	12.12%	18.52%	14.24%	13.23%	(3.12%)	1.03%	(6.84%)	7.73%	5.24%	(4.06%)	Jan. 03, 2012	6.44%	3.84%	(4.77%)	4.57%	3.48%	(3.41%)	7.79%	5.48%	(3.85%)	May 25, 2011